Schedule of Investments
(unaudited)
March 31, 2025
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Canada — 8.5%
Canadian Pacific Kansas City Ltd. .. 41,425 $ 2,907,134
Teck Resources Ltd. , Class B ..... 35,471 1,292,095
Toronto-Dominion Bank (The) ..... 33,011 1,978,068
6,177,297
China — 1.8%
Tencent Holdings Ltd. ........... 20,800 1,329,036
Denmark — 3.5%
Novo Nordisk A/S , Class B ....... 36,661 2,506,818
France — 10.6%
Air Liquide SA ................ 16,043 3,047,291
Cie de Saint-Gobain SA ......... 24,646 2,455,157
LVMH Moet Hennessy Louis Vuitton SE 3,539 2,191,627
7,694,075
Germany — 14.0%
adidas AG .................. 6,407 1,511,158
Beiersdorf AG ................ 28,890 3,732,124
Deutsche Telekom AG (Registered) . 87,374 3,225,847
Infineon Technologies AG ........ 50,445 1,681,579
10,150,708
Italy — 3.4%
Intesa Sanpaolo SpA ........... 480,202 2,474,803
Japan — 14.8%
Nintendo Co. Ltd. .............. 18,200 1,237,194
Nippon Paint Holdings Co. Ltd. ..... 182,300 1,368,992
Recruit Holdings Co. Ltd. ........ 34,200 1,771,946
SMC Corp. .................. 7,900 2,826,967
Sony Group Corp. ............. 139,800 3,537,360
10,742,459
Netherlands — 2.0%
ASML Holding NV ............. 2,199 1,455,240
Spain — 2.0%
Industria de Diseno Textil SA ...... 29,436 1,465,674
Switzerland — 5.3%
Julius Baer Group Ltd. .......... 27,456 1,903,141
UBS Group AG (Registered) ...... 64,333 1,975,962
3,879,103
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 115,000 3,238,744
United Kingdom — 11.5%
AstraZeneca plc .............. 19,033 2,794,898
RELX plc ................... 62,450 3,138,820
Standard Chartered plc .......... 161,067 2,390,133
8,323,851
United States — 15.8%
Baker Hughes Co. , Class A ....... 28,182 1,238,599
Cadence Design Systems, Inc.
(a)
... 7,140 1,815,916
Marvell Technology, Inc. ......... 19,855 1,222,472
Mastercard, Inc. , Class A ......... 2,917 1,598,866
Otis Worldwide Corp. ........... 18,817 1,941,915
Sanofi SA ................... 16,134 1,786,387
Security
Shares
Shares Value
United States (continued)
Waste Connections, Inc. ......... 9,344 $ 1,821,270
11,425,425
Total Long-Term Investments — 97.7%
(Cost: $ 66,257,107 ) .............................. 70,863,233
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.22%
(b) (c)
.... 3,559,349 3,559,349
Total Short-Term Securities — 4 .9%
(Cost: $ 3,559,349 ) .............................. 3,559,349
Total Investments — 102.6%
(Cost: $ 69,816,456 ) .............................. 74,422,582
Liabilities in Excess of Other Assets — (2.6) % ............ (1,882,828)
Net Assets — 100.0% .............................. $ 72,539,754
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 366,700 $ — $ (366,449)
(b)
$ (251) $ — $ — — $ 192
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 733,528 2,825,821
(b)
— — — 3,559,349 3,559,349 15,516 —
$ (251) $ — $ 3,559,349 $ 15,708 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 6,177,297 $ — $ — $ 6,177,297
China ............................................... — 1,329,036 — 1,329,036
Denmark ............................................. — 2,506,818 — 2,506,818
France .............................................. — 7,694,075 — 7,694,075
Germany ............................................ — 10,150,708 — 10,150,708
Italy ................................................ — 2,474,803 — 2,474,803
Japan ............................................... — 10,742,459 — 10,742,459
Netherlands ........................................... — 1,455,240 — 1,455,240
Spain ............................................... — 1,465,674 — 1,465,674
Switzerland ........................................... — 3,879,103 — 3,879,103
Taiwan .............................................. — 3,238,744 — 3,238,744
United Kingdom ........................................ — 8,323,851 — 8,323,851
United States .......................................... 9,639,038 1,786,387 — 11,425,425
Short-Term Securities
Money Market Funds ...................................... 3,559,349 — — 3,559,349
$ 19,375,684 $ 55,046,898 $ — $ 74,422,582